INCOME TAXES AND DEFERRED TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Income Tax [Line Items]
Deferred tax assets	$ 186,884	$ 157,866
Offsetting presentation	(178,618)	(151,769)
Net Effect	8,266	6,097	$ 3,735
Provisions [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	7,433	5,771
Accrued Liabilities [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	11,267	11,716
Post Employment Benefits [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	19,276	17,618
Property, Plant and Equipment [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	11,657	9,806
Financial instruments [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	4,348	12,699
Tax Loss Carryforward [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	62,706	50,917
Inventories [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	5,941	7,158
Provisions for income [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	21,354	7,069
Other Deductible Temporary Differences [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	27,364	22,985
Allowance for Doubtful Accounts [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	5,149	4,886
Intangible revaluation difference [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	$ 10,389	$ 10